UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:      June 30, 2004
                                                   ------------------

Check here if Amendment [x]; Amendment Number:        1
                                                   -----------------

     This Amendment (check only one):  [ x] is a restatement
                                       [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Burroughs Hutchinson Inc
                -------------------------------------------
Address:        877 W Main St Ste 602
                -------------------------------------------
                Boise ID 83702
                -------------------------------------------

Form 13F File Number:   028-07788
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:


Name:           Jill Wilson
                -----------------------
Title:          Chief Operating Officer
                -----------------------
Phone:          208-343-7556
                -----------------------

Signature, Place and Date of Signing:


            Jill Wilson               Boise, ID               10/24/08
      -------------------------     ---------------------     ----------------
             [Signature]                [City, State]              [Date]

Report Type (Check only one)
----------------------------


[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                        0
                                                 --------------------

Form 13F Information Table Entry Total:                  54
                                                 --------------------

Form 13F Information Table Value Total:                $135,377
                                                 --------------------
                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.



                                                                 FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American Express               COM              025816109      256     4975 SH       SOLE                     4975
American Intl. Group           COM              026874107     1402    19674 SH       SOLE                    19674
AmerisourceBergen              COM              03073e105     1846    30875 SH       SOLE                    30875
BP p.l.c                       COM              055622104     4120    76900 SH       SOLE                    76900
Bank of America Corp           COM              060505104     1130    13356 SH       SOLE                    13356
CSX Corp.                      COM              126408103      308     9400 SH       SOLE                     9400
Cardinal Health                COM              14149y108     4073    58150 SH       SOLE                    58150
Caremark RX                    COM              141705103      924    28049 SH       SOLE                    28049
ChevronTexaco Corp             COM              166764100     3369    35801 SH       SOLE                    35801
Cisco Systems Inc              COM              17275r102      464    19560 SH       SOLE                    19560
Citigroup                      COM              172967101     3736    80343 SH       SOLE                    80343
Consolidated Edison            COM              209115104      322     8100 SH       SOLE                     8100
Everest RE Group               COM              g3223r108      289     3600 SH       SOLE                     3600
Express Scripts                COM              302182100     4514    56975 SH       SOLE                    56975
First Data Corp                COM              319963104     3281    73700 SH       SOLE                    73700
Gannett                        COM              364730101     3731    43975 SH       SOLE                    43975
General Electric               COM              369604103     2292    70739 SH       SOLE                    70739
Health Management              COM              421933102     2948   131500 SH       SOLE                   131500
Hilb, Rogal & Hobbs            COM              431294107     3688   103350 SH       SOLE                   103350
Home Depot                     COM              437076102     1310    37215 SH       SOLE                    37215
Int'l Business Mach.           COM              459200101      484     5495 SH       SOLE                     5495
J.P. Morgan Chase              COM              46625H100     4059   104689 SH       SOLE                   104689
Johnson & Johnson              COM              478160104     3532    63418 SH       SOLE                    63418
KeyCorp                        COM              493267108      583    19500 SH       SOLE                    19500
Lehman Brothers                COM              524908100     6076    80750 SH       SOLE                    80750
Lowe's Companies               COM              548661107     5749   109400 SH       SOLE                   109400
MBIA, Inc.                     COM              55262C100     4595    80450 SH       SOLE                    80450
Men's Wearhouse                COM              587118100      449    17000 SH       SOLE                    17000
Merrill Lynch Inc.             COM              590188108      540    10000 SH       SOLE                    10000
Microsoft                      COM              594918104     4562   159750 SH       SOLE                   159750
Nokia Corp                     COM              654902204      447    30762 SH       SOLE                    30762
O'Reilly Automotive            COM              686091109     4870   107746 SH       SOLE                   107746
PMI Group                      COM              69344M101     6204   142544 SH       SOLE                   142544
Pepsico Inc.                   COM              713448108     5043    93588 SH       SOLE                    93588
Pfizer Inc                     COM              717081103     4405   128511 SH       SOLE                   128511
Radian Group                   COM              750236101      239     5000 SH       SOLE                     5000
Renaissance Re                 COM              g7496g103     3875    71825 SH       SOLE                    71825
Ruby Tuesday, Inc.             COM              781182100     3803   138525 SH       SOLE                   138525
SPDR Trust Unit SR!            COM              78462F103      389     3400 SH       SOLE                     3400
Sensient Tech.                 COM              81725t100     2497   116250 SH       SOLE                   116250
Southwest Airlines             COM              844741108     5074   302555 SH       SOLE                   302555
Sungard Data Systems           COM              867363103     3438   132240 SH       SOLE                   132240
TJX Companies Inc              COM              872540109      246    10200 SH       SOLE                    10200
Teleflex                       COM              879369106     1932    38525 SH       SOLE                    38525
Tidewater Inc                  COM              886423102     3895   130700 SH       SOLE                   130700
Tyco Intl Ltd                  COM              902124106     3198    96489 SH       SOLE                    96489
Wal-Mart Stores                COM              931142103     2620    49650 SH       SOLE                    49650
WellPoint Inc old              COM              94973v107      591     5275 SH       SOLE                     5275
Wells Fargo                    COM              949746101      697    12175 SH       SOLE                    12175
Colonial Properties            COM              195872106     1658    43025 SH       SOLE                    43025
First Industrial Realty        COM              32054K103     1573    42650 SH       SOLE                    42650
Highwoods Property             COM              431284108     1643    69894 SH       SOLE                    69894
Lexington Realty Tr            COM              529043101     1397    70175 SH       SOLE                    70175
Mack-Cali Realty Corp          COM              554489104     1011    24425 SH       SOLE                    24425